Mezzanine Equity	12 Months Ended
Dec. 31, 2025
Temporary Equity Disclosure [Abstract]
Mezzanine Equity
13.
MEZZANINE EQUITY

Series Angel Preference Shares, Series Angel Redeemable Preference Shares, Series A Redeemable Preference Shares, Series A+ Redeemable Preference Shares, Series B Preference Shares and Series B+ redeemable preference shares (collectively “Preference Shares”)

In December 2017, the Company entered into an investment agreement with two investors, pursuant to which the investors purchased 300,000,000 Series A redeemable preference shares from the Company for the considerations of US$5 million. The issuance costs of Series A redeemable preference shares were US$0.3 million.

In February 2018, the investor of Series Angel shares (see Note 14) and two third party investors entered into equity transfer agreements, pursuant to which the investor of Series Angel shares sold 75,000,000 Series Angel shares of the Company on a fully-diluted basis to the two third party investors. Half of the Series Angel shares was immediately re-designated into Series Angel redeemable preference shares, whereas the remaining half was immediately re-designated into Series Angel preference shares with a deemed liquidation preference. The Company did not receive any proceeds from this transaction.

In April 2018, the Company entered into an investment agreement with certain investors, pursuant to which the investors purchased 118,971,900 Series A+ redeemable preference shares from the Company for an aggregate consideration of RMB25.7 million (equivalent to US$3.6 million). The issuance costs of Series A+ redeemable preference shares were RMB1.5 million (equivalent to US$0.21 million).

In April 2021, the Company entered into an investment agreement with two investors, pursuant to which the investors purchased 458,623,200 Series B redeemable preference shares from the Company for an aggregate consideration of RMB104.0 million (equivalent to US$14.4 million). The issuance costs of Series B redeemable preference shares were RMB1.2 million (equivalent to US$0.17 million).

In April 2021, the investor of Series Angel shares (see Note 14) and two third party investors entered into equity transfer agreements, pursuant to which the investor of Series Angel shares sold 88,196,700 shares of the Company to the third- party investors, all of which was immediately re-designated into Series B redeemable preference shares. The Company did not receive any proceeds from this transaction.

In September 2021, the investor of Series Angel shares (see Note 14) and a third-party investor entered into an equity transfer agreement. Pursuant to the agreement, the investor of Series Angel shares sold 55,552,800 shares of the Company to the third-party investor, all of which was immediately re-designated into Series B redeemable preference shares. The Company did not receive any proceeds from this transaction.

On January 11, 2024, the Company issued 161,977,511 Series B+ redeemable preference shares to two convertible debts holders who converted their convertible debts (see Note 9).

The rights, preferences and privileges of the Preference Shares are as follows:

Redemption Rights

Redeemable preference shares shall be redeemable, at any time after the earlier of the occurrence of the following event:

(i) The Company has not consummated a Qualified IPO or Qualified share sale by September 30, 2024;

(ii) There is any material breach by either the Founders or the Company of any applicable laws and the transaction documents relating to these several rounds of equity financing, and such default fails to take remedy measures within thirty days after the receipt of the notice with respect to such remedy requirements from the shareholders;

The redemption preference from high priority to low priority is as follows in sequence: Series B+ redeemable preference shares, Series B redeemable preference shares, Series A+ redeemable preference shares, Series A redeemable preference shares and Series Angel redeemable preference shares.

The redemption prices for each owner of the redeemable preference shares are as follows:

1.
For Series B+ redeemable preference shares, the redemption price equal to one hundred percent (100%) of its issue price plus a simple eight percent (8%) per annum measured from the date the investors of convertible debts paid the principal to the Company and X-Charge Technology to actual payment date of the redemption, and the accumulated declared but unpaid dividends.
2.
For Series B redeemable preference shares, the redemption price equal to one hundred percent (100%) of its issue price plus a simple eight percent (8%) per annum measured from the date of receipt of the investment funds in full to actual payment date of the redemption, and the accumulated declared but unpaid dividends.
3.
For Series A+ redeemable preference shares, the redemption price equal to one hundred percent (100%) of its issue price plus the accumulated declared but unpaid dividends.
4.
For Series A redeemable preference shares, the redemption price equal to one hundred percent (100%) of its issue price plus a simple ten percent (10%) per annum return measured from the date of receipt of the investment funds to actual payment date of the redemption, and the accumulated declared but unpaid dividends.
5.
For Series Angel redeemable preference shares, the redemption price equal to RMB8,500,000 plus the accumulated declared but unpaid dividends.

Conversion Rights

The Preference Shares shall be convertible, at the option of the holder, at any time after the date of issuance of such Preference Shares according to a conversion ratio, subject to adjustments for dilution, into ordinary shares. The Preference Shares shall automatically be converted into ordinary shares at the then applicable conversion ratio upon the closing of an underwritten public offering of the ordinary shares of the Group after the prior written approval of the holders of Preference Shares.

Voting Rights

Each Preferred Share shall be entitled to that number of votes corresponding to the number of ordinary shares on an as-converted basis. The shareholders of Preference Shares shall vote separately as a class with respect to certain specified matters. Otherwise, the shareholders of Preference Shares, Series Seed preference shares (see Note 14) and ordinary shares shall vote together as a single class.

Dividend Rights

The shareholders receive dividends on an as-if converted basis when dividends are declared. No dividends have been declared for the investors of the Preference Shares for the periods presented.

Liquidation Preferences

In the event of any liquidation, dissolution or winding up of the Company, or upon occurrence of a Deemed Liquidation Event as defined in the Investors’ Rights Agreement, either voluntary or involuntary, the amount of shareholders’ distributable property or total transfer price shall be allocated and distributed as follows: first, the Company shall pay to the Series B+ redeemable preferred shareholders the amount of money which is equal to the sum of 100% of the investment plus a simple eight percent (8%) per annum measured from the date the investors of convertible debts paid the principal to the Company and X-Charge Technology to actual payment date of the liquidation and the declared but unpaid dividends; second, the Company shall pay to the Series B redeemable preferred shareholders the amount of money which is equal to the sum of 100% of the investment and the declared but unpaid dividends; third, the Company shall pay to the Series A+ redeemable preferred shareholders the amount of money which is equal to the sum of 100% of their respective investment and the declared but unpaid dividends; forth, the Company shall pay to the Series A redeemable preferred shareholders the amount of money which is equal to the sum of 150% of their respective investment and the declared but unpaid dividends; fifth, the Company shall pay to the owners of Series Angel redeemable preference shares and Series Angel preference shares the amount of money which is equal to RMB8,500,000 and RMB8,500,000, respectively and the declared but unpaid dividends.

After such liquidation amounts have been paid in full, all of the remaining assets and funds of the Company legally available for distribution to shareholders shall be ratably distributed among all shareholders on a as converted basis and pari passu basis in proportion to the number of shares held by each shareholder.

Conversion immediately prior to IPO

On September 11, 2024, immediately prior to the completion of IPO, all of the Preferred Shares classified as mezzanine equity were automatically converted and re-designated into 1,358,372,111 Class A ordinary shares on a one-for-one basis.

Accounting of the Preference Shares

The Group classified Series Angel preference shares as mezzanine equity instead of permanent equity on the consolidated balance sheet because of the existence of a deemed liquidation preference, which was outside of the control of the Company.

The Group classified the redeemable preference shares as mezzanine equity on the consolidated balance sheets as they were contingently redeemable upon the occurrence of triggering events which were outside of the control of the Company.

The Group concluded the embedded redemption option of the Preference Shares did not need to be bifurcated pursuant to ASC 815 because these terms do not permit net settlement, nor they can be readily settled net by a means outside the contract, nor they can provide for delivery of an asset that puts the shareholders in a position not substantially different from net settlement.

The Group also determined that there was no beneficial conversion feature attributable to the Preference Shares because the initial effective conversion prices of the Preference Shares were higher than the fair value of the Company’s ordinary shares at the relevant commitment dates. The fair value of the Company’s ordinary shares and redeemable preference shares on the commitment dates was estimated by management with the assistance of an independent valuation firm.

The initial carrying amount of the Preference Shares was recorded at the fair value at the date of issuance, net of issuance cost. The Company recognized changes in the redemption value immediately as they occur and adjust the carrying value of the Preference Shares to equal the redemption value at the end of each reporting period, as if it were also the redemption date for the Preference Shares.

The Company considered that the re-designation of Series Angel shares to Series B redeemable preference shares in April 2021 and September 2021, in substance, was the same as repurchase and cancellation of the Series Angel shares and simultaneously issuance of the Series B redeemable preference shares. Therefore the Group recorded 1) the difference in the amount of US$5.8 million between the fair value and the carrying amounts of the Series Angel shares against additional paid-in capital or by increasing accumulated deficit once additional paid-in capital has been exhausted; and 2) the difference in the amount of US$2.5 million between the fair value of the Series B redeemable preference shares and Series Angel shares against additional paid-in capital or by increasing accumulated deficit once additional paid-in capital has been exhausted, representing a return to the preferred shareholders that should be treated similar to dividends paid on preferred shareholders.

On September 11, 2024, immediately prior to the completion of IPO, the existing carrying amount of the mezzanine equity instrument has been reclassified to permanent equity, and the difference between the carrying amount and the par value of ordinary share is recorded in additional paid-in capital.

The activities of the Preference Shares for the years ended December 31, 2023 and 2024 are as follows:

	Series Angel preference shares	Series Angel redeemable preference shares	Series A redeemable preference shares	Series A+ redeemable preference shares	Series B redeemable preference shares	Series B+ redeemable preference shares	Total
	Carrying amount	Carrying amount	Carrying amount	Carrying amount	Carrying amount	Carrying amount
	USD	USD	USD	USD	USD	USD	USD
Balance as of January 1, 2023	1,220,458	1,220,458	7,635,384	3,937,712	24,880,147	—	38,894,159
Accretion of redeemable preference shares	—	—	500,000	—	1,877,429	—	2,377,429
Foreign currency translation adjustment	(44,118)	(44,118)	(92,369)	(142,342)	(931,628)	—	(1,254,575)
Balance as of December 31, 2023	1,176,340	1,176,340	8,043,015	3,795,370	25,825,948	—	40,017,013
Accretion of redeemable preference shares	—	—	347,945	—	814,881	—	1,162,826
Issuance of Series B+ redeemable preference shares upon conversion of convertible debts	—	—	—	—	—	9,651,560	9,651,560
Conversion of preference shares to Class A ordinary shares immediately prior to the completion of IPO	(1,176,340)	(1,176,340)	(8,390,960)	(3,795,370)	(26,506,806)	(9,651,560)	(50,697,376)
Foreign currency translation adjustment	—	—	—	—	(134,023)	—	(134,023)
Balance as of December 31, 2024	—	—	—	—	—	—	—